SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SHORT-TERM LOANS
Short term loans	¥ 1,369,939	$ 187,681	¥ 798,586
Line of credit facility, remaining borrowing capacity	645,648
Asset Pledged as Collateral
SHORT-TERM LOANS
Short term bank loans, pledged with deposit	510,208		50,000
Deposits assets	475,208		15,000
Short-term bank borrowings, two
SHORT-TERM LOANS
Short term loans	¥ 1,369,939		¥ 798,586
Weighted average interest rate (as a percent)	2.21%	2.21%	3.21%